GOODWILL AND OTHER INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Goodwill impairment	$ 2,480
Indefinite-lived intangible assets	7,339	$ 7,369
Amortization of intangibles	$ 19,499	$ 13,948	$ 8,716